TAXATION - Schedule of income before income tax, domestic and foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Mainland China	¥ (2,475,677)	$ (358,939)	¥ (1,646,607)	¥ (1,095,015)
Non-mainland China	(188,238)	(27,292)	70,592	147,721
Loss before income taxes	¥ (2,663,915)	$ (386,231)	¥ (1,576,015)	¥ (947,294)